BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities in business combination [abstract]
BUSINESS COMBINATION

3.	BUSINESS COMBINATION

a)	Grupo Estrela

On April 1, 2025, CSN completed the acquisition of shares representing 70% of Estrela Comércio e Participações S.A.’s ("Estrela”) share capital, a holding company that controls the road transport and multimodal logistics group known as Grupo Estrela (“Grupo Estrela”). This operation was initially carried out for the total amount of R$742,500, R$300,000 of which was paid on the closing date. The remaining balance was paid in three annual payments, which totaled
R$111,250, R$111,250, and R$220,000 as of March 2026, 2027, and 2028, respectively. In September 2025, an additional payment of R$9,994 was made through the assignment of shares.

This acquisition is part of the Company's strategy for expanding and integrating its logistics operations, which focuses on the transportation and handling of large volumes of cargo, especially those linked to the mining, steel and cement market segments. This operation aims to expand CSN's role as a logistics operator, capture operational synergies, and explore the existing infrastructure in the regions in which the Group operates in a more intensive manner.

The Estrela Group maintains a historical business relationship with the Company that favors operational integration and the generation of gains in scale.

Acquisition of 70% Estrela Comércio e Participações S.A.’s share capital. (Grupo Estrela)

On April 1, 2025, CSN completed the acquisition of shares representing 70% of Estrela Comércio e Participações S.A.’s ("Estrela”) share capital, a holding company that controls the road transport and multimodal logistics group known as Grupo Estrela (“Grupo Estrela”). This operation was initially carried out for the total amount of R$742,500, R$300,000 of which was paid on the closing date. The remaining balance was paid in three annual payments, which totaled
R$111,250, R$111,250, and R$220,000 as of March 2026, 2027, and 2028, respectively. In September 2025 an additional payment of R$9,994 was made through the assignment of shares.

Estrela is the parent company of several operating companies that provide road transport and intermodal t logistics, storage, equipment rental and related services, including Tora Transportes Ltda., Tora Locações S.A., FJX Transportes S.A., N. Minas Transportes e Locações Ltda., Saratoga Transportes Ltda., Lokamig

Rent a Car S.A., Seminovos Lokamig Ltda., Tora Logística Armazéns e Terminais Multimodais S.A., Tora Recintos Alfandegários S.A. and Tora Seminovos Comércio de Veículos Ltda.. These companies subsequently became part of the series of companies indirectly controlled by CSN.

CSN was identified as the acquiror for accounting purposes, after having obtained control of Estrela as of the acquisition date, as a result of holding a majority participation totaling 70% of the voting capital and the ability to direct the acquiree’s financial and operating policies. Estrela and its subsidiaries consequently came to be fully consolidated in the Company's financial statements as of that date.

(i)        Determining Purchase Price

In accordance with IFRS 3 – Business Combination, purchase price is determined by the sum of the assets transferred, liabilities incurred, equity interests issued, non-controlling interests, and the fair value of any interest held prior to the transaction.

Percentage Acquired and Voting Capital

Estrela’s fully subscribed and paid-in share capital as of the acquisition date, consists of 229,993,768 registered common shares without par value. A majority interest, equivalent to 70% of Estrela’s share capital, was acquired during the transaction in question.

Preliminary calculation of Consideration Transferred and to be Transferred (“Transaction Amount”)

The adjusted transaction value totaled R$752,494 and was structured in a single one-time installment and three installments to be paid later, as follows:

Value of the consideration transferred (R$ thousand)
Installment	Installment
in cash (1)	309,994
1ª	111,250
2ª	111,250
3ª	220,000
Amount paid for 70% of the shares	752,494
(1)	an amount of R$300,000 paid in April 2025, more R$9,994 paid in September of 2025.

(ii)        Fair Value of Assets Acquired and Liabilities Assumed

The following table presents the allocation of the preliminary fair value of assets acquired and liabilities assumed as of April 1, 2025, considering the Company's direct interests, which were calculated based on reports from independent appraisers.

Fair value
Fair value of acquired assets:
Current Assets
Cash and cash equivalents	87,046
Trade receivables	205,529
Inventories	72,924
Recoverable taxes	18,672
Other assets	26,561
Non-Current Asset
Deferred taxes	47,393
Other assets	21,122
Property, plant and equipment (1)	820,398
Intangible assets (2)	71,591
1,371,236
Fair value of assumed liabilities:
Current Liabilities
Trade payables	180,962
Borrowings and financing (3)	251,201
Payroll and related taxes	29,600
Lease liabilities (4)	19,633
Other payables	34,177
Non-current Liabilities
Borrowings and financing (3)	378,655
Lease liabilities (4)	189,545
Provisions for tax, social security, labor civil, environmental risk (5)	24,828
Deferred taxes (6)	32,709
Other payables	7,510
1,148,820

Total of Identifiable Net Assets at Fair Value	222,416
70% ownership by the Parent Company	155,691
(1)	The fair value of fixed assets determined by market and cost approaches, mainly for vehicle groups (light and heavy-duty, dump trucks and semi-trailers), machinery and equipment, and improvements.

(2)	The fair value of intangibles includes intangible goodwill assets acquired and recognized by the acquiree before the allocation of fair value, in the amount of R$17,108.

(3)	The Loans and financing assumed in the acquisition and their respective maturities are shown in the tables below:

	Current Liabilities	Non-current Liabilities	Total
Foreign Debt
Fixed interest in USD
Bonds, Facility and ACC	35,277	38,500	73,777
	35,277	38,500	73,777

Local Debt
Fixed interest in BRL
BNDES/FINAME/FINEP, Debentures, CRI and NCE	215,924	340,155	556,079
	215,924	340,155	556,079
Total Borrowings and Financing	251,201	378,655	629,856

Maturity	Foreign Debt	Local Debt	Total
2025		82,513	82,513
2026	35,277	176,201	211,478
2027		151,109	151,109
2028	38,500	49,128	87,628
2029		15,167	15,167
2030		81,961	81,961
	73,777	556,079	629,856

(4)	The Company measured acquired lease liabilities using the present value of the remaining lease payments as of the acquisition date. Right of use assets were measured at an amount equal to lease liabilities and adjusted to reflect favorable lease conditions relative to market terms.

(5)	Provisions and Contingent liabilities assumed in the acquisition that were considered present obligations arising from past events and can be reliably measured have been recognized and are initially measured at fair value on the acquisition date and subsequently measured in accordance with the requirements of IFRS 3 – Business Combination, at an amount in excess of that which would be recognized in accordance with IAS 37 - Provisions, Contingent Liabilities and Contingent Assets. The table shown below presents the total amount of provisions and contingent liabilities assumed on the transaction date, including attributed fair value, as follows:

BRL
Tax	12,691
Labor	12,093
Civil	44
24,828
(6)	Amounts mainly consist of deferred tax liabilities related to the acquiree’s initial balance and the net position of deferred tax assets and liabilities related to allocation of the purchase price.

(iii) Goodwill on the Acquisition of Control

In accordance with IFRS 3 – Business Combination, the acquiror must recognize goodwill for expected future profitability as of the acquisition date, which is measured according to the amount by which the purchase price exceeds the fair value of assets and liabilities acquired (allocation of the purchase price). The transaction generated goodwill based on expected preliminary future profitability, as shown in the table below:

		Reference	Grupo Estrela
Total acquisition price	A	(i)	752,494
Fair value of net assets	B	(ii)	155,691
Goodwill (1)	= ( A - B )		596,803
(1)	Goodwill was mainly attributed to:
▪	Expected operational and logistical synergies,
▪	Vertical integration of transport operations within the CSN Group,
▪	Gains in scale and efficiency,
▪	Capacity to expand within the logistics market,
▪	Expected future profitability.

Goodwill arising from the transaction is expected to result in a tax benefit, that is, to be deductible for tax purposes.

Goodwill is part of the investment’s carrying amount at the Parent Company. Goodwill is recognized in Consolidated statements as intangible assets and, given that such assets have an indefinite useful life, is not amortized, in accordance with IAS 38 – Intangible Assets. Goodwill is also submitted to an impairment test at a minimum annually.

(iv) Other Disclosures: Revenue and Results

Estrela Group
Period (from - to) [a]	04/01/2025 to 12/31/2025
Revenue	763,412
P&L	(16,912)
Period (from - to) [b]	01/01/2025 to 12/31/2025
Revenue	1,019,278
P&L	(36,778)
(a)	Impact on the Company's consolidated financial statements in 2025.
(b)	Impact on the Financial Statement if the acquisition date had occurred at the start of the 2025 fiscal year.

b)        Galvacolor, Gramperfil and Global Dot

In 2025, the Company completed the acquisition of control of the Global Dot Com S.A. ("Global Dot"), Galvacolor Jerez S.L.U. ("Galvacolor") and Gramperfil, S.A. ("Gramperfil") companies, operations that may be considered business combinations.

The acquisitions are aligned with the Company’s strategy to expand and strengthen its presence in the steel processing and downstream segments, adding greater value to the production chain, increasing commercial reach, and enhancing operational, industrial, and logistics synergies.

(i) General Information on Acquisitions

	Galvacolor (1)	Gramperfil (2)	Globaldot (3)
Acquisition date	11/18/2025	03/23/2025	5/12/2025
Percentage ("%") acquired of the share capital	100%	90%	80%
Price paid (Consideration transferred) - R$	291,013	73,128	50,891

(1)	Galvacolor, which was acquired by CSN, maintains industrial operations dedicated to the galvanization and painting of flat steels. The company largely maintains operations in the civil construction sector. This transaction expanded the Company's portfolio of coated products and strengthened its competitive positioning on the European market.

(2)	Gramperfil, which was acquired by CSN Steel S.L., specializes in the manufacture of metal structural profiles and accessories used in the construction sector. This acquisition allows the Company to expand its operations in the market segment for structural solutions and offers greater proximity to end customers and an increase in operating margin.

(3)	Global Dot, which was indirectly acquired by CSN through its subsidiaries CSN Inova Ventures and CSN Inova Soluções S.A., provide complete fleet management services with a focus on improving internal logistics and improving processes used in making requests, scheduling, execution, measuring contracts and sizing fleets. This acquisition is in line with the Company's integration strategy, aiming at providing greater synergy, productivity and reducing costs through a single technological platform.

(ii) Fair Value of Assets Acquired and Liabilities assumed

	Galvacolor	Gramperfil	Total
Fair Value of Acquired Assets:
Current Assets
Cash and cash equivalents	4,914	13,261	18,175
Trade receivables	42,285	23,704	65,989
Inventories	193,943	23,621	217,564
Recoverable taxes	24,087	1,809	25,896
Other assets	2,346	1,360	3,706
Non-current Assets
Deferred taxes	3,210		3,210
Other assets	51	22	73
Property, plant and equipment	167,685	30,389	198,074
Intangible assets	46	42	88
	438,567	94,208	532,775

Fair Value of Assumed Liabilities:
Current Liabilities
Trade payables	115,669	7,017	122,686
Borrowings and financing		11,718	11,718
Taxes payable	26,947	2,143	29,090
Other payables	4,938	202	5,140
	147,554	21,080	168,634

Total of Identifiable Net Assets at Fair Value	291,013	73,128	364,141

Due to the acquisition of Global Dot on December 5, 2025, the Company began the contracting process for the allocation of the purchase price (PPA) in 2026 to identify and measure the assets acquired and liabilities assumed at fair value. For preliminary disclosure purposes, the amount initially recognized as fair value for acquired assets is considered the book value of the acquiree's equity on the transaction base date. This amount totals R$ 11,728 and is subject to adjustments arising from the completion of the fair value measurement process, which may impact the final value of the goodwill recognized.

(iii)        Goodwill on Acquisition of Control

		Galvacolor	Gramperfil	Globaldot
Total acquisition price	A	291,013	73,128	50,891
Fair value of net assets	B	291,013	73,128	11,728
Goodwill (1)	= ( A - B )			39,163
(1)	Provisional goodwill recognized in acquisitions is mainly attributed to:
▪	Expected operational and commercial synergies,
▪	Gains in scale,
▪	Logistics integration,
▪	Specialized workforce,
▪	Expansion of market presence,
▪	Expected future profitability.

Goodwill arising from the transaction is expected to result in a tax benefit, that is, to be deductible for tax purposes.

(iv) Other Disclosures: Revenue and Results

	Galvacolor	Gramperfil	Global Dot*
Period (from - to) [a]	11/18/2025 to 12/31/2025	03/23/2025 to 12/31/2025	12/05/2025 to 12/31/2025	Total

Revenue	18,301	80,886		99,187
P&L	(4,543)	5,328		785

Period (from - to) [b]	01/01/2025 to 12/31/2025	01/01/2025 to 12/31/2025	01/01/2025 to 12/31/2025	Total

Revenue	315,216	113,179	26,349	454,744
P&L	(75,802)	6,299	9,838	(59,665)
(*)	Considering that the acquisition was completed on December 5, 2025, and there was no material transactions made in the last month of the year, there was no impact on the Company's financial statements.

(a)	Impact on the Company's consolidated financial statements in 2025.
(b)	Impact on the financial statements if the acquisition date had occurred at the start of the 2025 fiscal year.

C) Measurement and Valuation Reports related to Business Combinations

As of the date these financial statements were issued, the process of measuring and preparing the fair value valuation reports for identifiable assets acquired and liabilities assumed — including separable intangible assets — are in progress with independent valuation reports in accordance with the permitted 12-month measurement period. As a result, amounts recognized are provisional and may undergo non-significant retrospective adjustments upon Purchase Price Allocation (PPA) reports being completed.

Accounting Policy

Business combinations (except those involving entities under common control) are accounted for by applying the acquisition method. The consideration transferred, as well as the identifiable assets acquired and liabilities assumed, are measured at fair value as of the acquisition date. The consideration transferred does not include amounts related to settlements for pre-existing relationships, these amounts are normally recognized in profit or loss for the year.

The Company considers itself to have acquired a business whenever the series of activities and assets acquired includes input and a substantive process that, together, contribute significantly to the ability to generate products or services (outputs). The process is considered substantive whenever it is essential to the continuity of the production of outputs and the inputs acquired include an organized workforce that holds the skills, knowledge or experience necessary to execute the process in question, or whenever, the process contributes to the ability to maintain the generation of outputs in a relevant manner. Assumed financial assets and liabilities are valued as of the acquisition date for classification and measurement purposes while considering contractual terms, economic circumstances and other conditions existing on that date.

Costs directly attributable to the acquisition are recognized as an expense as they are incurred and are recorded as other operating expenses. Goodwill arising from the transaction is subject, at a minimum annually, to an impairment test, as well as whenever there are indications that its book value may not recover.

Goodwill is initially measured at cost, which corresponds to excess in the aggregate amount for:

(i)	consideration transferred, measured at fair value,
(ii)	the value of any non-controlling interests in the acquiree and
(iii)	in business combinations implemented in stages, the fair value of the interest previously held by the acquirer on the acquisition date, on the fair value of identifiable net assets acquired (identifiable assets acquired net of liabilities assumed).

Whenever this aggregate amount is lower than the value of the identifiable net assets acquired, the difference is recognized immediately in profit or loss as a gain from an advantageous purchase.

Goodwill is subsequently measured at cost, with less accumulated impairment losses. For impairment testing purposes, goodwill recognized in a business combination is allocated to the Company's Cash-generating units (“CGUs”) that are expected to benefit from the synergies offered by the combination as of the acquisition date, regardless of whether other assets or liabilities held by the acquiree are attributed to these units.

In cases involving business combinations maintained between entities under common control — in which all entities or businesses involved are, before and after the operation, controlled by the same party or group of parties, and this control is not transitory — the Company applies the predecessor value method.

Under this method, financial statements now reflect the continuity of the acquired entity’s historical accounting records, including:

(a) The acquiree’s equity position and historical operating results in previous periods,

(b) Profit and loss at the Company and the acquired entity arising from corporate reorganization,

(c) Assets and liabilities recognized at historical book values (and at fair value, when applicable),

(d) The Company's earnings per share for all periods presented adjusted when necessary.

Goodwill is not recognized, and the corresponding effects are not recorded in Shareholders' Equity as part of such transactions.

Critical Estimates

Business combinations are accounted for using the acquisition method, which requires the measurement of identifiable assets acquired and liabilities assumed at fair value on reports prepared by independent appraisers. This measurement involves the use of estimates and assumptions that require that significant judgments be made on the part of the Company, including those applied in the identification and valuation of intangible assets, such as brands and customer portfolios, the measurement of lease liabilities — including adjustments to reflect favorable contractual conditions in relation to those practiced on the market — and the recognition and measurement of contingent liabilities.